RELATED PARTY DEBT AND TRANSACTIONS (Details Narrative) - USD ($)					4 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jul. 10, 2018	Nov. 16, 2016	Nov. 14, 2016	Nov. 11, 2016	Feb. 28, 2017	Jul. 31, 2017	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016	Oct. 31, 2016	Nov. 30, 2015
Related party debt	$ 5,000
Inventory							7,602
Related party payable
Revenue from one related party						$ 124,295	201,429	$ 221,299
Monthly rent paid	$ 154						5,000
Interest rate of loan	7.00%
Loan reduced face amount						$ 125
Proceeds received from related party note payable								$ 5,000	$ 50
Mr. James Bedal [Member]
Line of credit											$ 50
Mr. James Bedal [Member]
Proceeds received from related party note payable									50
Predecessor [Member]
Related party debt									24,387	$ 24,387
Related party payable									$ 1,924	1,924
Revenue from one related party		$ 1,760		$ 1,760	$ 59,363					323,019
Revenue from two related party			$ 164
Proceeds received from related party note payable					$ 2,250					$ 109,022